Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure

	2018	2017	2016
Tsakos Shipping and Trading S.A. (commissions)	6,580	6,532	5,989
Tsakos Energy Management Limited (management fees)	20,169	19,480	16,935
Tsakos Columbia Shipmanagement S.A. (special charges)	2,389	1,518	2,136
Argosy Insurance Company Limited (insurance premiums)	9,799	10,199	9,036
AirMania Travel S.A. (travel services)	5,345	5,404	4,866

Total expenses with related parties	44,282	43,133	38,962

Related Party Transactions Balances

	December 31,
	2018	2017
Due from related parties
Tsakos Columbia Shipmanagement S.A.	20,923	14,210

Total due from related parties	20,923	14,210

Due to related parties
Tsakos Energy Management Limited	114	728
Tsakos Shipping and Trading S.A.	520	313
Argosy Insurance Company Limited	3,387	5,947
AirMania Travel S.A.	345	454

Total due to related parties	4,366	7,442

Related Party - Future Management Fees

Year	Amount
2019	20,589
2020	20,760
2021	20,760
2022	20,760
2023	20,760
2024 to 2028	90,655

194,284